Dividends	12 Months Ended
Dec. 31, 2019
Dividends
Dividends

26. Dividends

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(67)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(33)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(32)
Interim dividend: $0.14 per share (Prior year: $0.14 per share)	(33)	(33)	(33)
	(132)	(132)	(165)

•	On February 8, 2019, the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on March 13, 2019 to shareholders of record on February 27, 2019.
•	On April 25, 2019, the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on May 31, 2019 to shareholders of record on May 17, 2019.
•	On July 24, 2019 the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on August 30, 2019 to shareholders of record on August 16, 2019.
•	On October 31, 2019 the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on November 29, 2019 to shareholders of record on November 15, 2019.